Commitments and Contingencies (Details)							1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 01, 2025 USD ($) shares ozt	Nov. 04, 2025 AUD ($)	Sep. 17, 2025 USD ($) shares	Sep. 03, 2025 USD ($) shares	Aug. 29, 2025 USD ($)	Aug. 31, 2024 USD ($) Days $ / shares oz	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 12, 2026 USD ($)	Nov. 24, 2025 USD ($) $ / shares
Commitments and contingencies [Line Items]
Percentage of Right to Purchase Gold									5.50%	5.50%
Percentage of cash purchase price of gold									30.00%	30.00%
Aggregate advance payments						$ 25,000,000
Percentage of total material produced sold						100.00%
Amount of material sold (in Ounces) | oz						760,000
Number of business days (in Days) | Days						10
Total value							$ 8,000,000
Percentage of purchase price plus mark up price							30.00%
Percentage of stake price			50.00%
Fair value									$ 4,273,616		$ 3,628,191
VWAP exercise price (in Dollars per share) | $ / shares													$ 0.2
VWAP purchase value													$ 2,000,000
Availability of gold (in Troy Ounces) | ozt	1,000,000
Secured funding facility	$ 100,000,000
Percentage of profit margin received	50.00%
SOFR rate	4.00%
Cash collateral												$ 5,000,000
Secured Overnight Financing Rate [Member]
Commitments and contingencies [Line Items]
Interest rate par annum						7.00%
BGL Shares [Member]
Commitments and contingencies [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 0.43
Loan Facility [Member]
Commitments and contingencies [Line Items]
Principal amount (in Dollars)		$ 100,000,000
loan matures									Nov. 03, 2029	Nov. 03, 2029
Interest rate									24.00%	24.00%
Repaid amount (in Dollars)										$ 6,000,000
First Tranche [Member]
Commitments and contingencies [Line Items]
Advance payments could be converted						$ 15,000,000
Purchase agreement of payment tranches, description									First Tranche Completion, the number of First Tranche Consideration Shares shall be adjusted as follows: ● if the VWAP Price over that period is less than $20.00 but not less than $10.00, the Company will issue additional Class A Ordinary Shares to the FGRBPL as is necessary to ensure that the aggregate value of the First Tranche Consideration Shares (calculated by reference to the VWAP Price) equals $15 million; ● if the VWAP Price is equal to or greater than $20.00, no additional Class A ordinary shares shall be issued and the First Tranche Consideration Shares shall be the 750,000 Class A ordinary shares; and ● if the VWAP Price is less than $10.00, the maximum number of First Tranche Consideration Shares to be issued shall be 1,500,000 Class A ordinary shares.	First Tranche Completion, the number of First Tranche Consideration Shares shall be adjusted as follows: ● if the VWAP Price over that period is less than $20.00 but not less than $10.00, the Company will issue additional Class A Ordinary Shares to the FGRBPL as is necessary to ensure that the aggregate value of the First Tranche Consideration Shares (calculated by reference to the VWAP Price) equals $15 million; ● if the VWAP Price is equal to or greater than $20.00, no additional Class A ordinary shares shall be issued and the First Tranche Consideration Shares shall be the 750,000 Class A ordinary shares; and ● if the VWAP Price is less than $10.00, the maximum number of First Tranche Consideration Shares to be issued shall be 1,500,000 Class A ordinary shares.
Second Tranche [Member]
Commitments and contingencies [Line Items]
Advance payments could be converted						$ 10,000,000
Purchase agreement of payment tranches, description									Second Tranche: Structured as an option exercisable by the Company between 12 and 18 months following the date of the Purchase Agreement, whereby independently verified resource upgrades in accordance with the standards of Regulation S-K 1300 of the Securities Act of 1933, as amended, above the base resource will be paid for by the Company by issuing shares in accordance with the following value: ●Up to $55 per ounce of gold (capped at 6 million ounces); ●Up to $50 per ton of copper (capped at 4 million tons); andif the option is exercised, FGR BPL will transfer the remaining 50% stake in the SPV to the Company.	Second Tranche: Structured as an option exercisable by the Company between 12 and 18 months following the date of the Purchase Agreement, whereby independently verified resource upgrades in accordance with the standards of Regulation S-K 1300 of the Securities Act of 1933, as amended, above the base resource will be paid for by the Company by issuing shares in accordance with the following value: ●Up to $55 per ounce of gold (capped at 6 million ounces); ●Up to $50 per ton of copper (capped at 4 million tons); andif the option is exercised, FGR BPL will transfer the remaining 50% stake in the SPV to the Company.
Ordinary Shares [Member] | Loan Facility [Member]
Commitments and contingencies [Line Items]
Number of shares settled (in Shares) | shares	250,000
Trading Facility Agreement [Member]
Commitments and contingencies [Line Items]
Gold trading facility agreement	$ 15,000,000
Cash collateral	$ 5,000,000
FGR Bogoso Prestea Limited (“FGRBPL”) [Member] | First Tranche [Member]
Commitments and contingencies [Line Items]
Payments from company			$ 15,000,000
Mampon Gold and Copper Mining Lease [Member]
Commitments and contingencies [Line Items]
Acquired ownership percentage			90.00%
License-Holding Company [Member]
Commitments and contingencies [Line Items]
Acquired ownership percentage			10.00%
Business Combination [Member] | Ordinary Shares [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares									394,204	394,204
Business Combination [Member] | Ordinary Shares [Member] | First Tranche [Member]
Commitments and contingencies [Line Items]
Consideration shares issued (in Shares) | shares			750,000
Maximum [Member]
Commitments and contingencies [Line Items]
Cash collateral												$ 15,000,000
Class A Ordinary Shares [Member]
Commitments and contingencies [Line Items]
VWAP exercise price (in Dollars per share) | $ / shares													$ 0.4
VWAP purchase value													$ 3,000,000
Class A Ordinary Shares [Member] | Loan Facility [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares	250,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares								8,990,123	1,903,848	1,903,848	772,305
Fair value								$ 899	$ 189		$ 77
Class A Ordinary Shares [Member] | Loan Agreement [Member]
Commitments and contingencies [Line Items]
Fair value	$ 1,037,500
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares									466,631	466,631
Fair value					$ 75,000,000
Commitment Shares [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares				69,419
Fair value of shares issued				$ 669,893
Commitment Shares [Member] | Investor [Member]
Commitments and contingencies [Line Items]
Issuance of Class A ordinary shares (in Shares) | shares				69,419